Share Capital and Share Premium	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Share Capital and Share Premium

27. SHARE CAPITAL AND SHARE PREMIUM

Shares

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Authorized:
2,000,000,000 shares of US$0.0001 each	200	200
Issued and fully paid:
308,456,852 (2020: 266,010,256) ordinary shares of US$0.0001 each	31	27

A summary of movements in the Company’s share capital and share premium is as follows:

	Number of shares in issue	Share capital	Share premium	Total
		US$’000	US$’000	US$’000
At December 31, 2019 and January 1, 2020	200,000,000	20	3,908	3,928

Issuance of ordinary shares for conversion of preferred shares	20,907,282	2	240,432	240,434
Issuance of ordinary shares for initial public offering, net of issuance cost	42,377,500	4	450,081	450,085
Issuance of ordinary shares for private placement by GenScript	1,043,478	—	12,000	12,000
Exercise of share options	1,681,996	1	1,885	1,886

At December 31, 2020 and January 1, 2021	266,010,256	27	708,306	708,333

Issuance of ordinary shares relating to private placement for an institutional investor (note 24)	20,809,850	2	218,298	218,300
Issuance of ordinary shares for follow-on public offering, net of issuance cost (note)	17,231,150	2	323,438	323,440
Exercise of share options	4,056,380	—	6,089	6,089
Reclassification of vesting of restricted stock units	349,216	—	5,323	5,323

At December 31, 2021	308,456,852	31	1,261,454	1,261,485

Note: On December 20, 2021, the Company completed a follow-on public offering by issuing 17,231,150 ordinary shares, in aggregate, at US$20.00 per ordinary share and received net proceeds of US$323.4 million, after deduction of related issuance costs of US$21.2 million.